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                      SUPPLEMENT DATED OCTOBER 21, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                           NATIONWIDE VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

         EFFECTIVE AUGUST 31, 1999, ALL REFERENCES TO DREYFUS THIRD CENTURY FUND, INC., IN YOUR PROSPECTUS CHANGED TO:

                  The Dreyfus Premier Third Century Fund, Inc.